Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Option Activity

The following table sets forth the summary of option activity for the year ended December 31, 2024:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$ in thousands)
Outstanding, December 31, 2023	532,286,814	0.31
Granted (i)	80,139,500	0.01
Forfeited/Expired	(10,216,305)	0.12
Exercised	(23,754,087)	0.23
Outstanding, December 31, 2024	578,455,922	0.28	6.45	72,872
Vested and expected to vest as of December 31, 2024	563,629,595	0.28	6.39	68,826
Exercisable as of December 31, 2024	368,205,208	0.40	5.42	18,652

(i)
It consists a total of 79,229,500 options granted with an exercise price of US$0 each that will reduce the number of ordinary shares under the 2021 Plan available for future grants by 1.3 ordinary shares.

Schedule of Assumptions Used to Value Share Options Granted to Employees and Non-Employees	The assumptions used to value the share options granted to employees and non-employees were as follows:

	Year Ended December 31,
	2022	2023	2024
Fair value of ordinary shares (US$)	0.40~0.72	0.64	0.72
Risk-free interest rate (%)	1.72~2.00	3.70	4.61
Expected volatility (%)	51.1~51.2	79.2	75.7
Expected dividend yield	—	—	—
Expected exercise multiple	2.2~2.8	2.8	2.8

Schedule of Share-based Compensation Expense Included in Relevant Financial Statement

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cost of revenues	147,045	133,160	121,048	16,584
Selling, general and administrative	425,209	314,788	273,330	37,446
Research and development	239,187	188,784	150,017	20,552
	811,441	636,732	544,395	74,582